Organization - Additional Information (Detail) (USD $)	9 Months Ended	1 Months Ended
	Sep. 30, 2013	Aug. 29, 2013 Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Outstanding share of capital stock was exchanged	0.5
Company's outstanding capital stock, percentage	100.00%
Outstanding option and outstanding share of capital stock was exchanged	0.5
Shares of common stock sold, value		$ 60,000,000
Shares of common stock sold, shares		18,889,307
Shares of common stock sold, value per share		$ 3.1764
Principal amount of convertible promissory notes converted in to common stock		15,300,000
Accrued interest		$ 800,000
Voting right percentage	100.00%